Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Operating Loss Carryforwards [Line Items]
Percentage of valuation allowance			100.00%
Operating Loss Carryforwards			$ 283,854	$ 128,193
Federal net operating loss carryforwards expire			The federal net operating loss carryforwards will expire at various dates through 2041.
Income Tax Examination, Description			Effective in 2018, the Tax Act reduces the U.S. statutory tax rate from 35% to 21% and creates new taxes on certain foreign-sourced earnings and certain related-party payments, which are referred to as the global intangible low-taxed income tax and the base erosion tax, respectively
Income tax statutory rate	21.00%	21.00%	21.00%	21.00%
Income taxes percentage on accumulated foreign subsidiary earnings			15.50%
Income taxes percentage on accumulated foreign subsidiary remaining earnings			8.00%
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Ownership interest description			Our net operating loss carryforwards are subject to review and possible adjustment by the Internal Revenue Service and are subject to certain limitations in the event of cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%